Note 12 - Taxes (Details) - Income Tax Provisions (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current provision
State		$ 928	$ 1,227
Total current tax provision		928	1,227
Total income tax provision	1,233	928	1,227
Accrued compensation		267,156	214,782
Other accrued expenses		157,266	55,688
Gross current deferred tax assets		424,422	270,470
Fixed assets		(325,590)	(499,066)
Intangible assets		24,420	50,627
Stock compensation expense		885,924	481,509
Net operating losses		2,832,332	2,362,884
Gross non-current deferred tax assets, net		3,417,086	2,395,954
Total deferred tax assets		3,841,508	2,666,424
Valuation allowance for deferred tax assets		(3,841,508)	(2,666,424)
Deferred tax assets, net of valuation allowance		0	0
Taxes at statutory rate (34%)		(1,133,554)	(798,946)
State taxes		(43,342)	(231,920)
Change in valuation allowance		1,175,084	1,059,316
Permanent differences		(11,350)	(15,713)
Change in state tax rate		(9,869)	(69,976)
Other (prior year adjustments)		$ 23,959	$ 58,466